DIVIDENDS AND INTEREST ON EQUITY	12 Months Ended
Dec. 31, 2023
DIVIDENDS AND INTEREST ON EQUITY
DIVIDENDS AND INTEREST ON EQUITY	DIVIDENDS AND INTEREST ON EQUITY ("IOE")
a)Accounting policy
a.1) Dividends
Minimum mandatory dividends are stated in the balance sheet as legal obligations (provision in current liabilities). Dividends in excess of such minimum amount, not yet approved in the Shareholders’ Meeting, are recorded in equity as proposed additional dividends. After approval at the Shareholders’ Meeting, the dividends in excess of the mandatory minimum are transferred to current liabilities and classified as legal obligations.
a.2)Interest on equity
Brazilian legislation allows companies to pay interest on equity, which is similar to payment of dividends; however, this is deductible for income tax calculation purposes. In order to comply with Brazilian tax legislation, the Company and its subsidiaries provision, in its accounting records, the amount due to match against the financial expenses account in the statement of income for the year. For the presentation of these financial statements, that expense is reversed against a direct charge to equity, resulting in the same accounting treatment adopted for dividends. The distribution of interest on equity to shareholders is subject to withholding income tax at a 15% rate.
a.3)Unclaimed dividends and interest on equity
The rights to receive unclaimed interest on equity and dividends prescribe after three years from the initial date available for payment. When dividends and interest on equity expire, these amounts are reversed to retained earnings.
b)Dividends and interest on equity payable
b.1)Breakdown

	12.31.2023	12.31.2022
Telefónica	713,232	1,051,720
Telefónica Latinoamérica Holding	684,570	1,009,454
Telefónica Chile	1,053	1,552
Telefónica IoT & Big Data Tech	2,453	—
Non-controlling interest	846,576	1,124,691
Total	2,247,884	3,187,417
The amount payable to Telefónica IoT & Big Data Tech refers to the interest on intermediary equity, decided by IoT Co.
b.2)Changes

	12.31.2023	12.31.2022
Balance at the beginning of the fiscal year	3,187,417	4,265,715
Supplementary dividends from the previous year	826,731	2,028,524
Interim dividends and interest on equity (net of IRRF)	2,200,553	2,763,750
Unclaimed dividends and interest on equity	(139,766)	(167,449)
Payment of dividends and interest on equity	(3,832,612)	(5,709,263)
IRRF on shareholders exempt/immune from interest on equity	5,561	6,140
Balance at the end of the year	2,247,884	3,187,417
For purposes of the cash flow statement, interest on equity and dividends paid to shareholders are recognized in “Financing Activities”.